Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of RSUs' activity

	Number of	Weighted average
	ordinary	grant date fair value
(Ordinary shares in thousands)	shares	per ordinary share
Unvested RSUs at December 31, 2022	4,707	$7.15
Granted(1)	1,727	6.89
Vested(2)	(1,654)	4.15
Forfeited	(108)	8.43
Unvested RSUs at December 31, 2023	4,672	$8.09
1.	The aggregate grant date fair value of RSUs granted during the years ended December 31, 2023, 2022 and 2021 was $11.9 million, $12.2 million and $16.6 million, respectively. The associated weighted average grant date fair value per ordinary share for RSUs granted during the years ended December 31, 2023, 2022 and 2021 was $6.89, $8.90 and $8.74, respectively.
2.	The aggregate fair value of RSUs that vested during the years ended December 31, 2023, 2022 and 2021 was $6.9 million, $9.9 million and $2.5 million, respectively.

Schedule of fair values and key assumptions used for valuing RSUs granted

	2023	2022	2021
Dividend yield	0.72%	0.72%	0.48%
Expected volatility	46.70%	52.90%	54.70%
Risk-free interest rate	3.67%	2.65%	0.34%
Expected term (years)	3.00	3.00	3.00
Weighted average fair value per ordinary share ($)	6.89	8.90	8.74
Weighted average price per ordinary share ($)	7.19	9.37	9.10